Annual Fund Operating Expenses	Aug. 29, 2025
Holbrook Structured Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.06%	[2]
Net Expenses (as a percentage of Assets)	1.66%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	0.06%	[2]
Net Expenses (as a percentage of Assets)	1.40%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	0.06%	[2]
Net Expenses (as a percentage of Assets)	1.90%
Holbrook Income Fund | Holbrook Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.31%
Holbrook Income Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%
Holbrook Income Fund | Holbrook Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.55%
Holbrook Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
Holbrook Total Return Fund | Holbrook Total Return Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.61%	[3]
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	1.40%
Holbrook Total Return Fund | Holbrook Total Return Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%	[3]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	1.15%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, to avoid charging duplicative fees, the Holbrook Holdings Inc. (“Holbrook” or the “Adviser”) voluntarily waives and/or reimburses the Fund’s Management Fee with respect to the amount of its net assets invested in an affiliated fund in which the Fund invests. The current amount, as of the date of this Prospectus, being waived and/or reimbursed by the Adviser with respect to investments in the underlying affiliated fund is 0.02%. The amount of this waiver/reimbursement will fluctuate depending on the Fund's daily allocations to the underlying affiliated fund.
[2]	The Fund’s Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least September 1, 2026 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.75%, 1.50% and 2.00% of average daily net assets attributable to Class A, Class I and Investor Class shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver/reimbursement is made.
[3]	Estimated for the current fiscal year.
[4]	The Fund’s adviser, Holbrook Holdings Inc., has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least September 1, 2026, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.40% and 1.15% of average daily net assets attributable to Class A and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made.